Derivative Financial Instruments - Fair Value of Open Foreign Currency Exchange Contracts (Detail) - Foreign Exchange Contracts [Member] - USD ($) $ in Thousands	Sep. 30, 2021	Sep. 30, 2020
Derivatives, Fair Value [Line Items]
Net fair value	$ 10,979	$ 20,636
Derivatives Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Net fair value	9,960	20,381
Derivatives Not Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Net fair value	1,019	255
Prepaid Expenses and Other Current Assets [Member] | Derivatives Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset	6,962	21,153
Prepaid Expenses and Other Current Assets [Member] | Derivatives Not Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset	4,230	3,068
Other Noncurrent Assets [Member] | Derivatives Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset	3,068	1,317
Accrued Expenses and Other Current Liabilities [Member] | Derivatives Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability	(70)	(2,089)
Accrued Expenses and Other Current Liabilities [Member] | Derivatives Not Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability	$ (3,211)	$ (2,813)